Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [Abstract]
Schedule of Useful Lives for Property, Plant and Equipment
Years
Roads, buildings and land (*)	23 – 30
Power plants	23 – 40
Maintenance work	3 – 15 years
Back up diesel fuel	by consumption
* Freehold land is not depreciated.
Schedule of Depreciation of Right-of-Use Asset
Years
Land	19 – 49
Others	12 - 16